LETTER OF INTENT BUSINESS ADVISORY AND PLACEMENT AGENT AGREEMENTS	3 Months Ended
Mar. 31, 2021
LETTER OF INTENT BUSINESS ADVISORY AND PLACEMENT AGENT AGREEMENTS
LETTER OF INTENT, BUSINESS ADVISORY AGREEMENTS

Binding Letter of Intent

On February 17, 2021, the Company entered into a binding letter of intent to acquire all of the issued and outstanding securities of Horizon Aircraft Inc. (“Horizon”). Pursuant to the binding letter of intent, the Company shall acquire all of the issued and outstanding common shares of Horizon in exchange for 5,000,000 common shares of the Company.

If, following the Closing, Horizon develops a 1:2 scale test prototype of an eVTOL aircraft that can fly in accordance with mutually agreed upon parameters (a “Working Prototype”), then (X) if the Working Prototype is developed within 12 months following Closing, the Company shall issue the current shareholders of Horizon an additional 2,000,000 common shares of the Company or (Y) if the Working Prototype is developed within 18 months following Closing, the Company shall issue the current shareholders of Horizon an additional 1,500,000 common shares of the Company.

The Company will provide Horizon with a minimum of USD $1,500,000 to be used as a first year operating budget and will advance (A) an amount mutually agreed upon by the Company and Horizon to fund Horizon’s 60 day budget, within one week of the execution of the binding letter of intent; (B) USD $750,000 subtracted by the initial advance outlined in (A) at Closing, and (C) USD $750,000 on the three month anniversary of Closing.

Horizon shareholders will enter into customary lock-up agreements whereby they agree not to sell of dispose of the Company’s common shares received in the exchange for varying periods of time.  The Company agrees to include the Company’s common shares held by E. Brandon Robinson and Seaview Capital in any registration filed by the Company under applicable Canadian securities laws or U.S. securities laws.

Effective on Closing, the Company shall have entered in employment agreements with certain key employees of Horizon.  Additionally, the Company shall appoint one nominee of Horizon to the Company’s board of directors.

Business Advisory Agreement

On February 10, 2021, the Company entered into Business Advisory Agreements with SBC and KTAP LLC (“KTAP”) to provide such advice and services to the Company as may be reasonably requested by the Company concerning equity and/or debt financings, strategic planning, merger and acquisition possibilities and business development activities.  The term of the agreements is for twelve months and shall automatically renew for additional one year periods unless terminated in writing not less than thirty days prior to the expiration date.

The Company shall pay SBC a one-time fee of 1,500 Series B preferred shares of the Company for the introduction and subsequent closing of the acquisition of Horizon. The fee will be payable once the acquisition has closed and $5,000,000 has been raised. The Company shall pay SBC a fee equal to five percent of equity the Company issued in an equity financing on which SBC worked. At SBC’s discretion, the fee shall be paid in cash or in the same form of the Company’s equity issued in the equity financing.

If the Company completes a business combination, other than Horizon, with a public or private company on which SBC worked, the Company shall pay SBC Investments a fee equal to 2.5% of the Company’s issued and outstanding common stock, on an as-converted, fully diluted basis. The fee shall be deemed and earned and payable upon the closing of the business combination.

The Company shall pay KTAP LLC a one-time fee of 200,000 common shares of the Company due upon the milestones outlined in the agreement between the Company and KTAP. The Company shall pay KTAP a fee equal to one percent of equity the Company issues in an equity financing on which KTAP worked. At KTAP’s discretion, the fee shall be paid in cash or in the same form of the Company’s equity issued in the equity financing.

If the Company completes a business combination with a public or private company on which KTAP worked, the Company shall pay KTAP a fee equal to 0.5% of the Company’s issued and outstanding common stock, on an as-converted, fully diluted basis. The fee shall be deemed and earned and payable upon the closing of the business combination.

Both advisors agreed not to introduce the Company to any potential financing source who is a U.S. Person and will not engage in any “directed selling efforts” in the United States.

The Company granted both advisors piggyback registration rights.

Placement Agent Agreement

On February 8, 2021, the Company entered into a Placement Agent Agreement with Kingswood Capital Markets (“Kingswood”), a division of Benchmark Investments, Inc. whereby Kingswood shall serve as the exclusive placement agent of the Company, on a “reasonable best efforts” basis. The terms of the placement and the securities shall be mutually agreed upon by the Company and the purchasers.

The Company shall pay Kingswood a cash fee equal to an aggregate of eight percent of the aggregate gross proceeds raised in the placement. The cash fee shall be paid at the Closing of the placement. As additional compensation, at Closing, the Company shall issue to Kingswood or its designees warrants to purchase shares of the Company’s common stock equal to five percent of the agreement number of the common stock sold in the placement. The exercise period of the warrants shall be four and a half years commencing six months from the effective date of the placement and the exercise price of the warrants shall be equal of 110% of the price per common share of the securities sold in the placement.  The warrants shall have registration rights and customary anti-dilution provisions and protection.

Kingswood shall have tail financing rights for six months following the termination of the Placement Agent Agreement. Additionally, Kingswood shall have right of first refusal to act as sole investment banker, sole book-runner and/or sole placement agent for a period of six months after the offering is completed.